Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	COMMUNICATION SERVICES - 7.4%
	Entertainment - 3.8%
53,952	Endeavor Group Holdings, Inc. - Class A *	$1,109,253
46,927	Playtika Holding Corp. *	621,314
162,854	ROBLOX Corp. - Class A *	5,351,382
		7,081,949
	Interactive Media & Services - 3.6%
61,374	Kanzhun Ltd. - ADR *	1,612,909
39,004	Bumble, Inc. - Class A *	1,097,963
125,284	ZoomInfo Technologies, Inc. *	4,164,440
		6,875,312
		13,957,261
	CONSUMER DISCRETIONARY - 24.6%
	Automobiles - 9.9%
236,339	Li Auto, Inc. - ADR *	9,054,147
81,173	Rivian Automotive, Inc. - Class A *	2,089,393
239,735	XPeng, Inc. - ADR *	7,609,189
		18,752,729
	Hotels, Restaurants & Leisure - 8.0%
170,865	Airbnb, Inc. - Class A *	15,220,654

	Internet & Direct Marketing Retail - 5.6%
264,629	Coupang, Inc. *	3,374,020
113,961	DoorDash, Inc. - Class A *	7,312,877
13,440	Ozon Holdings PLC - ADR * ±	135
		10,687,032
	Leisure Equipment & Products - 0.7%
135,550	Peloton Interactive, Inc. - Class A *	1,244,349

	Specialty Retail - 0.3%
36,514	Petco Health & Wellness Co., Inc. *	538,216

	Textiles, Apparel & Luxury Goods - 0.1%
13,418	On Holding AG - Class A *	237,364
		46,680,344
	CONSUMER STAPLES - 1.8%
	Food & Staples Retailing - 1.0%
73,136	Albertsons Cos., Inc. - Class A	1,954,194

	Household Products - 0.4%
24,651	Reynolds Consumer Products, Inc.	672,233

	Personal Products - 0.4%
56,474	Olaplex Holdings, Inc. (a)	795,718
		3,422,145
	FINANCIALS - 6.4%
	Banks - 0.3%
140,206	NU Holdings Ltd. - Class A *	524,370

	Capital Markets - 4.3%
70,646	Coinbase Global, Inc. - Class A * (a)	3,321,775
253,037	Robinhood Markets, Inc. - Class A *	2,079,964
16,921	TPG, Inc.	404,581
137,656	XP, Inc. - Class A *	2,472,302
		8,278,622
	Consumer Finance - 1.0%
313,121	Lufax Holding Ltd. - ADR	1,878,726

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022 (Continued)

Shares		Value (US$)
	Insurance - 0.8%
37,429	Ryan Specialty Holdings, Inc. *	$1,466,843
		12,148,561
	HEALTH CARE - 13.7%
	Biotechnology - 3.2%
36,768	BioNTech SE - ADR	5,482,109
11,253	Legend Biotech Corp. - ADR *	618,915
		6,101,024
	Health Care Equipment & Supplies - 1.6%
15,807	Bausch + Lomb Corp. *	240,899
74,151	Envista Holdings Corp. *	2,857,779
		3,098,678
	Health Care Providers & Services - 1.5%
85,194	agilon health, Inc. *	1,859,785
52,942	Oak Street Health, Inc. *	870,367
		2,730,152
	Health Care Technology - 1.5%
114,507	Change Healthcare, Inc. *	2,640,531
7,083	Doximity, Inc. - Class A * (a)	246,630
		2,887,161
	Life Sciences Tools & Services - 2.2%
41,401	10X Genomics, Inc. - Class A *	1,873,395
49,977	Maravai LifeSciences Holdings, Inc. - Class A *	1,419,847
44,922	Sotera Health Co. *	880,022
		4,173,264
	Pharmaceuticals - 3.7%
167,369	Royalty Pharma PLC - Class A	7,036,193
		26,026,472
	INDUSTRIALS - 4.6%
	Commercial Services & Supplies - 0.9%
62,256	GFL Environmental, Inc.	1,606,205

	Marine - 0.9%
37,317	ZIM Integrated Shipping Services Ltd. (a)	1,762,482

	Professional Services - 0.9%
114,469	Dun & Bradstreet Holdings, Inc. *	1,720,469

	Road & Rail - 1.6%
290,803	Full Truck Alliance Co. Ltd. - ADR * (a)	2,634,675
17,945	Hertz Global Holdings, Inc. *	284,249
		2,918,924
	Trading Companies & Distributors - 0.3%
27,334	Core & Main, Inc. - Class A *	609,548
		8,617,628
	INFORMATION TECHNOLOGY - 38.8%
	IT Services - 12.8%
79,918	Affirm Holdings, Inc. *	1,443,319
127,401	Cloudflare, Inc. - Class A *	5,573,793
34,533	DigitalOcean Holdings, Inc. *	1,428,285
47,264	Dlocal Ltd. * (a)	1,240,680
196,525	Marqeta, Inc. - Class A *	1,593,818
89,431	Snowflake, Inc. - Class A *	12,436,275
38,625	Thoughtworks Holding, Inc. *	544,999
		24,261,169

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022 (Continued)

Shares		Value (US$)
	Semiconductors & Semiconductor Equipment - 0.9%
21,628	Allegro MicroSystems, Inc. *	$447,483
28,431	GLOBALFOUNDRIES, Inc. *	1,146,907
		1,594,390
	Software - 25.1%
102,520	AppLovin Corp. - Class A * (a)	3,530,789
33,219	Asana, Inc. - Class A * (a)	583,990
76,809	Bentley Systems, Inc. - Class B	2,557,740
44,481	Bill.com Holdings, Inc. *	4,890,241
56,506	Confluent, Inc. - Class A *	1,313,199
117,882	Datadog, Inc. - Class A *	11,227,082
90,646	Dynatrace, Inc. *	3,575,078
44,645	Freshworks, Inc. - Class A *	587,082
22,219	Gitlab, Inc. - Class A *	1,180,718
5,745	HashiCorp, Inc. - Class A * (a)	169,133
16,154	Informatica, Inc. - Class A *	335,518
5,476	Monday.com Ltd. *	564,904
824,835	Palantir Technologies, Inc. - Class A *	7,481,253
21,401	Paycor HCM, Inc. *	556,426
31,796	Procore Technologies, Inc. *	1,443,220
52,699	Qualtrics International, Inc. - Class A *	659,264
18,269	SentinelOne, Inc. - Class A *	426,216
170,035	UiPath, Inc. - Class A *	3,092,937
94,930	Unity Software, Inc. *	3,495,323
		47,670,113
		73,525,672
	REAL ESTATE - 2.6%
	Real Estate Management & Development - 2.6%
275,286	KE Holdings, Inc. - ADR *	4,941,384

	TOTAL COMMON STOCKS (Cost - $309,106,348)	189,319,467

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022 (Continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 3.1%
5,929,782	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$5,929,782

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,929,782)	5,929,782

	TOTAL INVESTMENTS - 103.0% (Cost - $315,036,130) (c)	$195,249,249
	LIABILITIES LESS OTHER ASSETS - (3.0) %	(5,605,289)
	NET ASSETS - 100.0%	$189,643,960

*	Non-income producing security.

±	Investments categorized as a significant unobservable input (Level 3).

(a)	Securities (or a portion of the security) on loan. As of June 30, 2022, the market value of securities loaned was $8,733,467. The loaned securities were secured with cash collateral of $5,929,782 and non-cash collateral with a value of $3,064,752. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $315,036,130. At June 30, 2022, net depreciation for all securities was $119,786,881. This consists of aggregate gross unrealized appreciation of $3,086,167 and aggregate gross unrealized depreciation of $122,873,048.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022 (Continued)

Shares		Value (US$)
	COMMON STOCKS - 98.9%
	BELGIUM - 1.1%
5,397	Azelis Group NV	$118,093

	BRITAIN - 7.6%
99,160	Airtel Africa PLC	163,197
22,219	Allfunds Group PLC	171,373
23,417	Bridgepoint Group PLC	68,869
58,097	Oxford Nanopore Technologies PLC *	195,545
9,895	Pepco Group NV *	76,927
42,535	Wise PLC - Class A *	153,988
		829,899
	CANADA - 2.0%
6,019	Nuvei Corp. *	217,530

	CHINA - 47.2%
1,249	Asymchem Laboratories Tianjin Co. Ltd. - Class H (a)	29,447
77,532	Blue Moon Group Holdings Ltd. (a)	66,201
361,719	China Feihe Ltd.	415,801
53,227	China Resources Mixc Lifestyle Services Ltd.	263,869
257,103	Evergrande Property Services Group Ltd. * ±	37,680
11,259	Hangzhou Tigermed Consulting Co. Ltd. - Class H	130,141
30,753	Hygeia Healthcare Holdings Co. Ltd. (a)	204,385
67,410	JD Health International, Inc. *	528,761
146,893	JD Logistics, Inc. *	320,488
56,936	Jiumaojiu International Holdings Ltd. (a)	151,287
3,936	JL Mag Rare-Earth Co. Ltd. - Class H	14,296
5,256	Joinn Laboratories China Co. Ltd. - Class H	44,276
99,590	Kuaishou Technology *	1,109,263
101,755	Nongfu Spring Co. Ltd. - Class H (a)	584,195
18,333	Pharmaron Beijing Co. Ltd. - Class H	183,522
12,611	Poly Property Services Co. Ltd. - Class H (a)	80,358
65,430	Pop Mart International Group Ltd. (a)	316,027
8,274	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. - Class H (a)	7,613
162,236	Smoore International Holdings Ltd. (a)	500,345
162,200	Topsports International Holdings Ltd.	147,383
		5,135,338
	FRANCE - 4.7%
2,374	Antin Infrastructure Partners SA *	56,026
7,976	La Francaise des Jeux SAEM	275,996
1,767	OVH Groupe SAS * (a)	32,035
6,324	Verallia SA	150,968
		515,025
	GERMANY - 0.6%
4,522	Traton SE	66,154

	HONG KONG - 8.7%
155,489	Budweiser Brewing Co. APAC Ltd.	465,667
151,927	ESR Group Ltd. *	410,467
58,055	JS Global Lifestyle Co. Ltd.	75,613
		951,747
	NETHERLANDS - 2.6%
6,013	CTP NV	69,315
7,660	JDE Peet’s NV	218,021
		287,336

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022 (Continued)

Shares		Value (US$)
	NORWAY - 1.6%
52,909	AutoStore Holdings Ltd. *	$75,203
23,750	Var Energi ASA	93,206
		168,409
	PHILIPPINES - 1.7%
177,097	Converge Information & Communications Technology Solutions, Inc. *	68,120
511,469	Monde Nissin Corp. *	120,926
		189,046
	POLAND - 2.7%
35,432	Allegro.eu SA *	188,529
18,527	InPost SA * (a)	107,406
		295,935
	RUSSIA - 0.0%
11,913	Fix Price Group Ltd. - GDR ±	119

	SPAIN - 1.9%
5,206	Corp. ACCIONA Energias Renovables SA	200,658

	SWEDEN - 9.6%
26,120	EQT AB *	534,669
15,650	Nordnet AB publ	204,541
45,165	Volvo Car AB - Class B *	300,048
		1,039,258
	THAILAND - 6.4%
648,962	Asset World Corp. PCL	89,575
254,235	Central Retail Corp. PCL	251,682
254,277	PTT Oil & Retail Business PCL	183,399
109,440	SCG Packaging PCL	171,798
		696,454
	UNITED STATES - 0.5%
57,664	GQG Partners, Inc.	58,112

	TOTAL COMMON STOCKS (Cost - $14,410,282)	10,769,113

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022 (Continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 0.4%
43,718	State Street Navigator Securities Lending Government Money Market Portfolio (b)	$43,718

	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,718)	43,718

	TOTAL INVESTMENTS - 99.3% (Cost - $14,454,000) (c)	$10,812,831
	OTHER ASSETS LESS LIABILITIES - 0.7%	74,611
	NET ASSETS - 100.0%	$10,887,442

*	Non-income producing security.

±	Investments categorized as a significant unobservable input (Level 3).

(a)	Securities (or a portion of the security) on loan. As of June 30, 2022, the market value of securities loaned was $1,370,442. The loaned securities were secured with cash collateral of $43,718 and non-cash collateral with a value of $1,408,995. The non-cash collateral received consists primarily of U.S. treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $14,454,000. At June 30, 2022, net depreciation for all securities was $3,641,169. This consists of aggregate gross unrealized appreciation of $122,925 and aggregate gross unrealized depreciation of $3,764,094.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended June 30, 2022 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2022, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.